Company Financial Information - Financial position (Details) € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Non-current assets Abstract
Non-current assets | $	$ 4,164		$ 3,957
Current assets.
Total current assets | $	1,505		1,908
TOTAL ASSETS | $	5,669		5,865
Equity attributable to owners of the parent
Equity share capital | $	267		267
Share premium | $	5,989		5,989
Other reserves | $	(5,687)		(5,657)
Retained earnings | $	(469)		(144)
TOTAL EQUITY	106	€ 96	455	€ 427	$ 286	$ 48
Non-current liabilities.
Non-current liabilities | $	4,041		3,946
Current liabilities
Current liabilities | $	1,522		1,464
TOTAL LIABILITIES | $	5,563		5,410
TOTAL EQUITY and LIABILITIES | $	5,669		5,865
Parent
Non-current assets Abstract
Investments in subsidiary undertakings		3,401		3,401
Non-current assets		3,401		3,401
Current assets.
TOTAL ASSETS		3,401		3,401
Equity attributable to owners of the parent
Equity share capital		256		256
Share premium		5,097		5,097
Legal reserve		1		1
Other reserves		(1,832)		(1,832)
Retained earnings		(414)		(221)
TOTAL EQUITY	$ 3,434	3,108	$ 3,521	3,301
Non-current liabilities.
Amounts payable to related parties		21		71
Other liabilities		2		7
Non-current liabilities		23		78
Current liabilities
Amounts payable to subsidiary undertakings		270		22
Current liabilities		270		22
TOTAL LIABILITIES		293		100
TOTAL EQUITY and LIABILITIES		€ 3,401		€ 3,401